Financial assets, liabilities and financial results (telecom activities) - Financial assets and liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	€ 539	€ 656
Non-current financial assets	1,002	977
Non-current derivatives assets	1,155	1,458
Current financial assets related to Mobile Financial Services activities	3,262	2,742
Current financial assets	3,342	4,541
Current derivatives assets	113	112
Cash and cash equivalents	6,022	6,004	€ 8,259	€ 8,621
Non-current financial liabilities related to Mobile Financial Services activities	69
Non-current financial liabilities related to Mobile Financial Services activities	69	82
Non-current financial liabilities	31,786
Non-current derivatives liabilities	341	397
Current financial liabilities related to Mobile Financial Services activities	3,447	3,034
Current financial liabilities	5,651
Current derivatives liabilities	51	51
Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	644	772
Non-current financial liabilities related to Mobile Financial Services activities	131	171
Orange Bank
Disclosure of detailed information about financial instruments [line items]
Current account advance granted	150
Current account advance balance	0
Orange Bank | Orange SA
Disclosure of detailed information about financial instruments [line items]
Current account advance granted	150
Option to increase current account advance amount	400
Current account advance balance	0
Operating segments | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,030
Non-current derivatives assets	1,050
Current financial assets	3,343
Current derivatives assets	113
Cash and cash equivalents	5,890	5,846	7,871	8,188
Non-current financial liabilities	31,786
Non-current derivatives liabilities	305
Current financial liabilities	5,660
Current derivatives liabilities	51
Operating segments | Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	539
Non-current derivatives assets	105
Current financial assets related to Mobile Financial Services activities	3,271	2,747
Cash and cash equivalents	133	158	€ 388	€ 433
Non-current financial liabilities related to Mobile Financial Services activities	96
Non-current financial liabilities related to Mobile Financial Services activities	96
Non-current derivatives liabilities	35
Current financial liabilities related to Mobile Financial Services activities	3,447	€ 3,034
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(9)
Current financial assets	(1)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Current financial liabilities related to Mobile Financial Services activities	(1)
Current financial liabilities	€ (9)